Inventory	12 Months Ended
Dec. 31, 2022
Inventory [Abstract]
Inventory	4. Inventory Inventory consisted of the following:
	December 31, 2022	December 31, 2021
Raw materials	$9	$15
Finished goods	406	173
Inventory	$415	$188